                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                Amendment No.

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                                -------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley         Pittsburgh, PA                August 14, 2003
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                54
                                             ------------------

Form 13F Information Table Value Total:          $118,066
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

                         STALEY CAPITAL ADVISERS, INC.
                                   FORM 13F
                                 July 31, 2003

                                                                                                              VOTING AUTHORITY
                                TITLE OF              VALUE   SHARES/     SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER           CLASS       CUSIP   (x$1000) PRN AMT     PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ----------- --------- -------- --------    --- ---- ------- ------------ -------- -------- --------
ACTERNA CORP.                  COM         268140100      174   3000000   SH       SOLE                  3000000
ADELPHIA COMMUNICATIONS        COM         006848105      185    553000   SH       SOLE                   553000
ALLIED WASTE INDUSTRIES INC    COM         019589308     4896    404000   SH       SOLE                   404000
ALTRIA GROUP INC.              COM         02209S103     1524     38100   SH       SOLE                    38100
AMPHENOL CORP.                 COM         032095101    11486    212700   SH       SOLE                   212700
BERKSHIRE HATHAWAY             COM         084670207      579       241   SH       SOLE                      241
CENDANT CORP                   COM         151313103    15454    860960   SH       SOLE                   860960
CHEVRONTEXACO                  COM         166764100      397      5500   SH       SOLE                     5500
CORNING, INC.                  COM         219350105      153     18800   SH       SOLE                    18800
DECISIONONE CORP NEW           COM         243458106      952     74013   SH       SOLE                    74013
EXXON MOBILE CORPORATION       COM         30231G102      218      6116   SH       SOLE                     6116
FISHER SCIENTIFIC              COM         338032204    11565    305950   SH       SOLE                   305950
FLEETBOSTON FIN.               COM         339030108      650     20900   SH       SOLE                    20900
GENERAL ELECTRIC               COM         369604103      307     10791   SH       SOLE                    10791
GENERAL MOTORS                 COM         370442105      271      7233   SH       SOLE                     7233
HEARTLAND TECHNOLOGIES         COM         421979105        0     20000   SH       SOLE                    20000
HEINZ H.J. CO.                 COM         423074103     1283     37675   SH       SOLE                    37675
HONEYWELL INTL.                COM         438516106      682     24100   SH       SOLE                    24100
J.P. MORGAN CHASE              COM         46625H100     1410     40217   SH       SOLE                    40217
KINDER MORGAN ENERGY PRTNRS. L COM         494550106      757     19000   SH       SOLE                    19000
KRAFT FOODS                    COM         50075N104     2298     82650   SH       SOLE                    82650
LIBERTY MEDIA                  COM         530718105     8248    743772   SH       SOLE                   743772
MEDICAL STAFFING NETWORK HOLDI COM         58463F104      758    100000   SH       SOLE                   100000
MERCK & CO. INC.               COM         589331107      999     18065   SH       SOLE                    18065
METROMEDIA INTL. GROUP         COM         591695101      333   3026900   SH       SOLE                  3026900
NEXTWAVE TELECOM INC.-CL B     COM         65332M103     3355   1220000   SH       SOLE                  1220000
PHARMACEUTICAL HOLDRs TRUST    COM         71712A206     2925     37900   SH       SOLE                    37900
PLAYTEX PRODS.                 COM         72813P100     5135    754100   SH       SOLE                   754100
POLYMER GROUP                  COM         731745303      210     26391   SH       SOLE                    26391
POLYMER GROUP ESCROW RECEIPT   COM                          0   1301500   SH       SOLE                  1301500
PRIMEDIA INC.                  COM         74157K101     4773   1387500   SH       SOLE                  1387500
PROCURENET INC RSTD            COM                         66    438515   SH       SOLE                   438515
PSS WORLD MEDICAL              COM         69366A100     4536    608000   SH       SOLE                   608000
ROYAL DUTCH PETROLEUM          COM         780257804     1381     31700   SH       SOLE                    31700
SCHERING-PLOUGH                COM         806605101     1280     75366   SH       SOLE                    75366
STANLEY WORKS                  COM         854616109      728     25700   SH       SOLE                    25700
TWINLAB CORP                   COM         901774109       81    407500   SH       SOLE                   407500
VERIZON COMM.                  COM         92343V104     1113     31925   SH       SOLE                    31925
WASTE MGMT. INC                COM         94106L109     9947    416350   SH       SOLE                   416350
WILLIAMS COS INC.              COM         969457100      267     42000   SH       SOLE                    42000
UTILITIES SELECT SECTOR SPDR   MUTUAL      81369Y886     1439  69700.00   SH       SOLE                 69700.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL      464287614    10827 257350.00   SH       SOLE                257350.00
iSHARES S&P 500/BARRA VALUE    MUTUAL      464287408      488  10000.00   SH       SOLE                 10000.00
POLYMER GROUP A                WT          731745113        0     26228   SH       SOLE                    26228
POLYMER GROUP B                WT          731745121        0     27541   SH       SOLE                    27541
BLACKROCK INV. QUALITY TERM 20 BOND        09247J102      283  30700.00   SH       SOLE                 30700.00
MFS INTERMED. INCOME TRUST     BOND        55273C107     1307 190817.67   SH       SOLE                190817.67
NATIONS GOVT. INC TERM 2003    BOND        638583104      377  37800.00   SH       SOLE                 37800.00
NATIONS GOVT. TERM 2004        BOND        638584102      323  32200.00   SH       SOLE                 32200.00
PUTNAM MASTER INTERM. INCOME   BOND        746909100       81  12900.00   SH       SOLE                 12900.00
TCW/DW TERM TRUST 2003         BOND        87234U108      917  87460.32   SH       SOLE                 87460.32
TEMPLETON EMERG INCOME         BOND                       305  25500.00   SH       SOLE                 25500.00
BLACKROCK MUNI TARGET TRUST    TAX-FREE    09247M105      108     10000   SH       SOLE                    10000
NUVEEN PA. PREMIUM INCOME      TAX-FREE    67061F101      235     15845   SH       SOLE                    15845

REPORT SUMMARY                 54 DATA RECORDS         118066              0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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